Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt (Tables) [Abstract]
Long term debt based on original maturity

			December 31,
			2012	2011
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2013-2035	1.25-6.75%	$44,623	38,002	(1)
Floating-rate notes	2013-2048	0.059-3.480	10,996	17,872	(1)
Structured notes (2)	2013-2052		3,633	1,359
Total senior debt - Parent			59,252	57,233
Subordinated
Fixed-rate notes	2013-2035	4.375-7.574%	11,340	12,041
Floating-rate notes	2015-2016	0.653-0.710	1,165	1,141
Total subordinated debt - Parent			12,505	13,182
Junior subordinated
Fixed-rate notes - hybrid trust securities	2029-2068	5.625-7.950%	4,221	6,951
Floating-rate notes	2027	0.840-1.340	255	247
Total junior subordinated debt - Parent (3)			4,476	7,198
Total long-term debt - Parent			76,233	77,613
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2013	6.00%	1,331	1,326
Floating-rate notes	2017-2040	0.06-0.53	170	72
Floating-rate extendible notes (4)	2014	0.359-0.380	4,450	-
Fixed-rate advances - Federal Home Loan Bank (FHLB)	2013-2031	3.83 - 8.17	216	500
Floating-rate advances - FHLB	2013	0.403-0.411	2,002	2,101
Structured notes (2)	2013-2025		163	238
Capital leases (Note 7)	2013-2023		12	116
Total senior debt - Bank			8,344	4,353
Subordinated
Fixed-rate notes	2013-2038	4.75-7.74%	14,153	15,882
Floating-rate notes	2014-2017	0.520-3.652	1,617	1,976
Total subordinated debt - Bank			15,770	17,858
Junior subordinated
Floating-rate notes	2027	0.88-0.99%	294	286
Total junior subordinated debt - Bank (3)			294	286
Long-term debt issued by VIE - Fixed rate	2013-2052	0.00-7.00%	1,542	2,103
Long-term debt issued by VIE - Floating rate	2020-2052	0.339-31.835	1,826	2,748
Mortgage notes and other debt	2013-2062	0.00-12.50	16,976	14,854
Total long-term debt - Bank			44,752	42,202

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			December 31,
			2012	2011
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2013-2019	2.774-4.38%	5,968	5,154
FixFloat notes	2020	6.795% through 2015, varies	20	20
Total senior debt - Other consolidated subsidiaries			5,988	5,174
Junior subordinated
Floating-rate notes	2027	0.813%	155	155
Total junior subordinated debt - Other
consolidated subsidiaries (3)			155	155
Long-term debt issued by VIE - Fixed rate	2015-2023	5.16-6.34%	105	81
Long-term debt issued by VIE - Floating rate	2015	1.606	10	-
Mortgage notes and other debt of subsidiaries	2013-2018	3.50-6.00	136	129
Total long-term debt - Other consolidated subsidiaries			6,394	5,539
Total long-term debt			$127,379	125,354

  On March 30, 2009, Wells Fargo issued $1.75 billion of 2.125% fixed senior unsecured notes and $1.75 billion of floating senior unsecured notes that matured on June 15, 2012. These notes were guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program (TLGP) and were backed by the full faith and credit of the United States.
  A significant portion consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see Note 16 – Free-standing derivatives. In addition, a major portion consists of zero coupon callable notes where interest is paid as part of the final redemption amount.
  Represents junior subordinated debentures held by unconsolidated wholly owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 for additional information on our trust preferred security structures.
  Represents floating-rate extendible notes where holders of the notes may elect to extend the contractual maturity of all or a portion of the principal amount on a periodic basis. The maturity of the notes may not be extended beyond 2018.

Annual maturities of long-term debt obligations

(in millions)	Parent	Company
2013	$10,192	15,961
2014	7,821	15,579
2015	8,582	12,763
2016	13,510	17,864
2017	9,283	13,454
Thereafter	26,845	51,758
Total	$76,233	127,379